FINANCIAL INSTRUMENTS - Gain (Loss) on Non-Hedge Derivatives and Warrants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Warrants	$ (3.0)	$ 0.5
Gain (loss) on non-hedge derivatives and warrants	(9.1)	3.1
Embedded derivative
Disclosure of maturity analysis for derivative financial liabilities [line items]
Change in fair value of embedded derivative	$ (6.1)	$ 2.6